Summary of Purchase Price Allocations (Detail) (USD $)	9 Months Ended	0 Months Ended
	Dec. 31, 2014	Sep. 01, 2013	Mar. 31, 2014	Jan. 31, 2014	Jan. 31, 2013
Business Acquisition [Line Items]
Medical payables			$ 552,561	$ 285,625	$ 0
BCHC
Business Acquisition [Line Items]
Property and equipment	7,130
Total fair value of assets acquired	1,331,596
Cash and cash equivalents	77,020
Accounts receivable	172,402
Prepaid expenses and other assets	467
Identifiable intangible assets	532,000
Goodwill	542,577
Intangibles	532,000
Accounts payable and accrued liabilities	210,028
Total liabilities assumed	210,028
Net assets acquired	1,121,568
SCHC
Business Acquisition [Line Items]
Cash consideration	2,428,391
Fair value of promissory note due to seller	132,000
Total purchase consideration	2,560,391
Property and equipment	584,377
Total fair value of assets acquired	3,188,876
Cash and cash equivalents	264,601
Accounts receivable	840,433
Prepaid expenses and other assets	82,430
Identifiable intangible assets	1,121,000
Goodwill	161,559
Intangibles	1,121,000
Accounts payable and accrued liabilities	134,427
Other assets	66,762
Note payable to financial institution	463,582
Deferred tax liability	30,477
Receivable from affiliate	67,714
Total liabilities assumed	628,485
Net assets acquired	2,560,391
HCHHA
Business Acquisition [Line Items]
Property and equipment	3,035
Total fair value of assets acquired	524,748
Cash and cash equivalents	(37,087)
Accounts receivable	172,149
Identifiable intangible assets	284,000
Goodwill	102,651
Intangibles	284,000
Accounts payable and accrued liabilities	107,035
Deferred tax liability	96,399
Total liabilities assumed	203,434
Net assets acquired	321,314
Subsequent Change In Valuation Estimate | AKM
Business Acquisition [Line Items]
Cash consideration	0
Fair value of promissory note due to seller	239,414
Total purchase consideration	239,414
Cash and cash equivalents
Accounts receivable
Prepaid expenses and other assets
Identifiable intangible assets
Goodwill	301,556
Marketable securities
Intangibles
Accounts payable and accrued liabilities	(16,072)
Deferred tax liability	(46,070)
Medical payables
Net assets acquired	239,414
Subsequent Change In Valuation Estimate | Whittier [Member]
Business Acquisition [Line Items]
Cash consideration		0
Fair value of promissory note due to seller		20,000
Total purchase consideration		20,000
Property and equipment		10,000
Exclusivity Agreement		40,000
Noncompete Agreement		20,000
Goodwill		(50,000)
Total fair value of assets acquired		20,000
Provisional Estimated Value | AKM
Business Acquisition [Line Items]
Cash consideration	140,000
Fair value of promissory note due to seller	136,822
Total purchase consideration	276,822
Cash and cash equivalents	356,359
Accounts receivable	27,217
Prepaid expenses and other assets	26,311
Identifiable intangible assets	156,000
Goodwill	(216,563)
Marketable securities	389,094
Intangibles	156,000
Accounts payable and accrued liabilities	(40,439)
Deferred tax liability	0
Medical payables	(421,157)
Net assets acquired	276,822
Provisional Estimated Value | Whittier [Member]
Business Acquisition [Line Items]
Cash consideration		100,000
Fair value of promissory note due to seller		125,000
Total purchase consideration		225,000
Property and equipment		0
Exclusivity Agreement		0
Noncompete Agreement		0
Goodwill		225,000
Total fair value of assets acquired		225,000
Revised Fair Value | AKM
Business Acquisition [Line Items]
Cash consideration	140,000
Fair value of promissory note due to seller	376,236
Total purchase consideration	516,236
Cash and cash equivalents	356,359
Accounts receivable	27,217
Prepaid expenses and other assets	26,311
Identifiable intangible assets	156,000
Goodwill	84,993
Marketable securities	389,094
Intangibles	156,000
Accounts payable and accrued liabilities	(56,511)
Deferred tax liability	(46,070)
Medical payables	(421,157)
Net assets acquired	516,236
Revised Fair Value | Whittier [Member]
Business Acquisition [Line Items]
Cash consideration		100,000
Fair value of promissory note due to seller		145,000
Total purchase consideration		245,000
Property and equipment		10,000
Exclusivity Agreement		40,000
Noncompete Agreement		20,000
Goodwill		175,000
Total fair value of assets acquired		$ 245,000